Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2013	2012
Balance at beginning of year	$46,173	$43,233
Accretion expense	2,777	2,712
Liabilities incurred	2,240	204
Liabilities settled	--	(126)
Revisions in estimated cash flows	(2,463)	150
Balance at end of year	$48,727	$46,173

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2013 are as follows:

(add 000)
2014	$46,594
2015	2,985
2016	2,756
2017	2,756
2018	2,690
Thereafter	13,663
Total	$71,444